Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	£ (88)	£ (128)
Adoption of IFRS 9 (see Note 1)	68
Beginning Balance, After adoption of IFRS 9	(20)
Income statement (charge)/credit	(12)	(32)
Transfers/reclassifications	(9)
Credited/(charged) to other comprehensive income	(170)	72
Ending Balance	(211)	(88)
Fair Value of Financial Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(41)	(31)
Beginning Balance, After adoption of IFRS 9	(41)
Income statement (charge)/credit	(10)	(10)
Ending Balance	(51)	(41)
Pension Remeasurement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(41)	(35)
Beginning Balance, After adoption of IFRS 9	(41)
Income statement (charge)/credit	(24)	(32)
Credited/(charged) to other comprehensive income	(117)	26
Ending Balance	(182)	(41)
Cash Flow Hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	3	(50)
Beginning Balance, After adoption of IFRS 9	3
Credited/(charged) to other comprehensive income	(46)	53
Ending Balance	(43)	3
Available-for-Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(26)	(27)
Adoption of IFRS 9 (see Note 1)	26
Transfers/reclassifications		7
Credited/(charged) to other comprehensive income		(6)
Ending Balance		(26)
Fair Value Reserves Related to Gains or Losses on Cash Flow Hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adoption of IFRS 9 (see Note 1)	(26)
Beginning Balance, After adoption of IFRS 9	(26)
Credited/(charged) to other comprehensive income	14
Ending Balance	(12)
Tax Losses Carried Forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	25	5
Beginning Balance, After adoption of IFRS 9	25
Income statement (charge)/credit	(5)	20
Ending Balance	20	25
Accelerated Tax Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4)	(5)
Beginning Balance, After adoption of IFRS 9	(4)
Income statement (charge)/credit		1
Ending Balance	(4)	(4)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(4)	15
Adoption of IFRS 9 (see Note 1)	68
Beginning Balance, After adoption of IFRS 9	64
Income statement (charge)/credit	27	(11)
Transfers/reclassifications	(9)	(7)
Credited/(charged) to other comprehensive income	(21)	(1)
Ending Balance	£ 61	£ (4)